Prepaid expenses - Schedule of prepaid expenses (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Insurance	€ 1,428	€ 2,052	€ 1,978
Office and IT-related expenses	3,032	3,013	4,904
Accrued income	186	739	2,037
Merchants	132	1,586	5,219
Other prepaid expenses	593	529	907
Total	€ 5,371	€ 7,919	€ 15,045